Post-retirement benefits - Summary of movement in plan assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ (2,499)	$ (2,542)
Settlements	(5)	(1)
Interest	(79)	(79)	$ (90)
Contributions by employer	248	404	464
Non-investment expenses	(15)	(17)	(22)
Return on plan assets (net of interest on assets)	527	(894)	(1,031)
Arrangements divested	(10)	13
Currency exchange rate (loss)/gain	91	(135)
Ending balance	(1,551)	(2,499)	(2,542)
Pension benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(1,501)
Settlements	(5)
Interest	(44)
Contributions by employer	204
Non-investment expenses	(15)
Arrangements divested	(10)
Currency exchange rate (loss)/gain	57
Ending balance	(680)	(1,501)
Other Benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(998)
Interest	(35)
Contributions by employer	44
Currency exchange rate (loss)/gain	34
Ending balance	(871)	(998)
Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	15,257	13,749
Settlements	(294)	(306)
Interest	434	459
Contributions by plan participants	24	23
Contributions by employer	248	404
Benefits paid	(915)	(949)
Non-investment expenses	(15)	(17)
Return on plan assets (net of interest on assets)	(527)	894
Arrangements divested	(161)
Currency exchange rate (loss)/gain	(848)	1,000
Ending balance	13,203	15,257	$ 13,749
Plan assets [Member] | Pension benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	15,257
Settlements	(294)
Interest	434
Contributions by plan participants	24
Contributions by employer	204
Benefits paid	(871)
Non-investment expenses	(15)
Return on plan assets (net of interest on assets)	(527)
Arrangements divested	(161)
Currency exchange rate (loss)/gain	(848)
Ending balance	13,203	$ 15,257
Plan assets [Member] | Other Benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Contributions by employer	44
Benefits paid	$ (44)